Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,520,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,005.21
Total Offset Amount	0.00
Net Fee	2,005.21
Narrative - Max Aggregate Offering Price	$ 14,520,000.00
Final Prospectus	true